VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.1%
U.S. Treasury Notes
1.750%, 6/15/22	$ 16,160	$ 16,277
0.125%, 4/30/23	123,785	123,123
1.000%, 12/15/24	32,410	32,445
0.250%, 5/31/25	17,675	17,193
0.625%, 12/31/27	15,150	14,496
Total U.S. Government Securities (Identified Cost $205,109)		203,534

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,345	4,565
Total Municipal Bond (Identified Cost $4,075)		4,565

Foreign Government Securities—4.0%
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(1)(2)	20,999	1,260
RegS 7.750%, 10/13/19(1)(2)	9,851	591
Dominican Republic
144A 6.875%, 1/29/26(3)	5,405	6,156
144A 5.950%, 1/25/27(3)	9,005	10,018
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(3)	18,270	19,678
144A 3.250%, 10/26/26(3)	12,490	13,302
Mongolia 144A 3.500%, 7/7/27(3)	1,800	1,694
Republic of Angola 144A 9.500%, 11/12/25(3)	7,400	7,906
Republic of Argentina 2.500%, 7/9/41(4)	23,940	8,439
Republic of Colombia
4.000%, 2/26/24(5)	5,800	5,986
4.500%, 1/28/26	12,300	12,869
Republic of Cote d’lvoire 144A 6.375%, 3/3/28(3)	9,990	10,839
Republic of Ecuador 144A 5.000%, 7/31/30(3)(4)	7,755	6,427
Republic of Egypt
144A 7.500%, 1/31/27(3)	11,875	12,350
144A 7.600%, 3/1/29(3)	3,000	2,973
Republic of Ghana 144A 7.875%, 3/26/27(3)	7,690	6,751
Republic of Indonesia
144A 3.375%, 4/15/23(3)	2,844	2,928
144A 5.875%, 1/15/24(3)(5)	16,675	18,256
144A 4.125%, 1/15/25(3)	11,290	12,167
	Par Value	Value

Foreign Government Securities—continued
144A 4.750%, 1/8/26(3)	$ 16,535	$ 18,456
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	1,830	2,061
Republic of Kenya 144A 7.000%, 5/22/27(3)	8,095	8,538
Republic of Nigeria 144A 6.500%, 11/28/27(3)	6,690	6,667
Republic of Pakistan
144A 8.250%, 9/30/25(3)	3,165	3,418
144A 6.875%, 12/5/27(3)	4,675	4,710
Republic of Panama 3.875%, 3/17/28	10,000	10,785
Republic of Qatar 144A 3.250%, 6/2/26(3)	5,500	5,857
Republic of South Africa 4.850%, 9/27/27	6,155	6,481
Republic of Turkey
7.375%, 2/5/25	1,200	1,208
6.375%, 10/14/25	6,800	6,627
Sultanate of Oman 144A 4.875%, 2/1/25(3)	3,815	3,968
Sultanate of Oman 144A 5.625%, 1/17/28(3)	5,680	6,021
Ukraine Government 144A 7.750%, 9/1/25(3)	8,565	8,204
United Mexican States 4.150%, 3/28/27	5,200	5,746
Total Foreign Government Securities (Identified Cost $283,961)		259,337

Mortgage-Backed Securities—26.7%
Agency—0.7%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	1,257	1,321
Pool #AO5149 3.000%, 6/1/27	165	172
Pool #AS5927 3.000%, 10/1/30	5,349	5,621
Pool #AZ4794 3.000%, 10/1/30	10,134	10,650
Pool #890710 3.000%, 2/1/31	3,758	3,950
Pool #254549 6.000%, 12/1/32	12	14
Pool #695237 5.500%, 2/1/33	13	15
Pool #773385 5.500%, 5/1/34	69	78
Pool #725762 6.000%, 8/1/34	68	78
Pool #806318 5.500%, 11/1/34	119	131
Pool #806328 5.500%, 11/1/34	105	115
Pool #800267 5.500%, 12/1/34	22	24
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #808018 5.500%, 1/1/35	$ 82	$ 93
Pool #941322 6.000%, 7/1/37	6	6
Pool #889578 6.000%, 4/1/38	43	50
Pool #AC6992 5.000%, 12/1/39	1,035	1,169
Pool #AD3841 4.500%, 4/1/40	1,530	1,691
Pool #AD4224 5.000%, 8/1/40	1,491	1,689
Pool #AE4799 4.000%, 10/1/40	16	17
Pool #AH4009 4.000%, 3/1/41	1,780	1,954
Pool #AI2472 4.500%, 5/1/41	1,050	1,160
Pool #AS6515 4.000%, 1/1/46	2,496	2,712
Pool #CA4978 3.000%, 1/1/50	9,843	10,229
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	9	10
		42,949

Non-Agency—26.0%
ACRES Commercial Realty Corp. 2020-RSO8, A (SOFR30A + 1.264%, Cap N/A, Floor 1.150%) 144A 1.314%, 3/15/35(3)(4)	80	80
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	11,564	11,358
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	4,480	4,498
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	16,110	15,864
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(3)	19,690	20,611
2015-SFR1, A 144A 3.467%, 4/17/52(3)	10,692	11,185
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	8,627	8,623
2020-SFR1, B 144A 2.120%, 4/17/37(3)	6,739	6,693
2020-SFR2, D 144A 3.282%, 7/17/37(3)	1,680	1,703
2020-SFR3, B 144A 1.806%, 9/17/37(3)	4,362	4,298
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	4,423
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	6,513
2021-SFR4, B 144A 2.417%, 12/17/38(3)	4,106	4,067
Angel Oak Mortgage Trust
2021-3, A2 144A 1.305%, 5/25/66(3)(4)	2,946	2,914
	Par Value	Value

Non-Agency—continued
2021-5, A1 144A 0.951%, 7/25/66(3)(4)	$ 10,767	$ 10,615
2021-8, A1 144A 1.820%, 11/25/66(3)(4)	14,290	14,288
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	673	674
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	1,097	1,101
Angel Oak Mortgage Trust LLC
2020-6, A1 144A 1.261%, 5/25/65(3)(4)	3,252	3,245
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	7,804	7,791
2021-2, A1 144A 0.985%, 4/25/66(3)(4)	2,442	2,413
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	17,500	17,399
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	6,015	6,034
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	5,399	5,435
Banc of America Funding Trust
2004-B, 2A1 2.505%, 11/20/34(4)	129	140
2004-D, 5A1 2.680%, 1/25/35(4)	1,201	1,253
2005-1, 1A1 5.500%, 2/25/35	147	151
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(3)(4)	3,209	3,260
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	8,108	8,236
2017-RT1, A1 144A 3.000%, 3/28/57(3)(4)	1,170	1,176
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	5,910	6,008
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	5,822	5,946
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.832%, 3/15/37(3)(4)	5,490	5,428
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 2/15/29(3)(4)	1,975	1,975
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(3)(4)	8,205	8,142
2019-NQM1, A1 144A 2.666%, 7/25/59(3)(4)	3,340	3,335
2021-NQM3, A1 144A 1.699%, 4/26/60(3)(4)	2,850	2,836
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(4)	3,000	3,018
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 10/15/36(3)(4)	6,626	6,615

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 12/15/36(3)(4)	$ 7,570	$ 7,541
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.130%, 5/15/35(3)(4)	19,910	19,822
2019-OC11, B 144A 3.605%, 12/9/41(3)	5,000	5,370
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	5,615	5,778
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	9,651	9,574
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.230%, 6/15/34(3)(4)	17,512	17,491
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.072%, 5/25/34(4)	321	323
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)(6)	11,887	11,858
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	8,120	8,288
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(3)(4)	2,863	2,868
2020-EXP1, A1B 144A 1.804%, 5/25/60(3)(4)	3,302	3,310
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(3)(4)	2,023	2,062
2015-PS1, A1 144A 3.750%, 9/25/42(3)(4)	1,078	1,099
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	729	731
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	50	50
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	6,444	6,555
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	8,531	8,784
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(3)(4)	5,580	5,549
2021-3R, A2 144A 1.257%, 12/25/64(3)(4)	1,298	1,291
COLT Mortgage Loan Trust 2021-2, A2 144A 1.130%, 8/25/66(3)(4)	6,433	6,341
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(3)(4)	3,288	3,285
2020-1R, A1 144A 1.255%, 9/25/65(3)(4)	1,601	1,588
2021-2R, A1 144A 0.798%, 7/27/54(3)	4,149	4,134
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(3)(4)	9,541	9,517
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	10,174	10,023
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	$ 9,555	$ 9,391
Corevest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	19,948	19,914
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(3)	4,533	4,684
2020-4, A 144A 1.174%, 12/15/52(3)	15,590	15,149
2020-3, A 144A 1.358%, 8/15/53(3)	6,455	6,281
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.425%, 1/25/34(4)	1,090	1,109
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.090%, 5/15/36(3)(4)	27,050	27,042
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.805%, 4/25/44(3)(4)	2,346	2,355
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	5,385	5,497
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	15,332	15,423
2021-RPL3, A1 144A 2.000%, 1/25/60(3)(4)	3,980	4,000
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	10,835	10,773
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	5,021	5,007
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	8,001	7,921
2013-HYB1, A16 144A 2.964%, 4/25/43(3)(4)	19	19
2021-AFC1, A1 144A 0.830%, 3/25/56(3)(4)	3,427	3,382
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	10,050	9,929
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	2,487	2,498
2020-1, A1 144A 2.006%, 5/25/65(3)(4)	3,741	3,747
2020-2, A1 144A 1.178%, 10/25/65(3)(4)	8,178	8,175
2021-1, A2 144A 1.003%, 2/25/66(3)(4)	1,801	1,783
2021-2, A1 144A 0.931%, 6/25/66(3)(4)	8,068	7,913
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.810%, 7/15/38(3)(4)	3,104	3,104
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	7,020	6,923
2020-SFR2, A 144A 1.266%, 10/19/37(3)	6,676	6,508
2020-SFR2, B 144A 1.567%, 10/19/37(3)	21,440	20,919

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR1, D 144A 2.189%, 8/17/38(3)	$ 18,405	$ 18,040
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	2,191	2,206
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	1,408	1,416
2019-2, A52 144A 3.500%, 6/25/59(3)(4)	10,229	10,315
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	70	70
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	3,994	4,033
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	2,474	2,477
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 2/15/38(3)(4)	5,700	5,693
GS Mortgage Securities Corp. Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	12,721	12,720
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.110%, 11/15/37(3)(4)	8,285	8,316
2020-GC45, AS 3.173%, 2/13/53(4)	4,075	4,312
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	22,020	22,023
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	6,075	5,861
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(3)(4)	6,513	6,549
JP Morgan Mortgage Trust
2014-5, B1 144A 2.867%, 10/25/29(3)(4)	1,882	1,886
2014-5, B2 144A 2.867%, 10/25/29(3)(4)	886	893
2005-A2, 4A1 2.177%, 4/25/35(4)	211	211
2006-A6, 3A3L 2.538%, 10/25/36(4)	363	297
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,610
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.372%, 6/25/29(3)(4)	1,344	1,347
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	2,255	2,275
2006-A2, 4A1 2.225%, 8/25/34(4)	296	311
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	1,051	1,054
2015-1, AM1 144A 2.116%, 12/25/44(3)(4)	1,983	2,012
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	5,991	6,042
2015-5, A2 144A 2.339%, 5/25/45(3)(4)	2,445	2,476
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	$ 8,352	$ 8,448
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	2,745	2,729
2017-5, A1 144A 3.063%, 10/26/48(3)(4)	8,571	8,767
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 2.561%, 6/25/33(4)	198	197
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.110%, 12/15/37(3)(4)	1,676	1,661
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.360%, 12/15/37(3)(4)	3,750	3,705
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.910%, 5/15/36(3)(4)	5,740	5,735
LHOME Mortgage Trust
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	8,940	8,955
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	10,065	10,019
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.189%, 2/25/55(3)(4)	7,335	7,305
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.202%, 4/25/55(3)(4)	10,595	10,549
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(3)(4)	7,930	8,131
2018-1A, A 144A 3.750%, 3/25/57(3)(4)	8,156	8,409
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	9,518	9,748
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(3)(4)	4,018	3,995
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(4)	3,927	3,906
2021-INV1, A1 144A 0.852%, 1/25/56(3)(4)	2,696	2,680
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	1,983	2,037
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(4)	6,697	6,652
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	12,131	12,710
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.075%, 7/15/46(4)	2,075	2,135
2013-C13, AS 4.266%, 11/15/46	1,735	1,808
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.810%, 11/15/34(3)(4)	11,154	11,150

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 1.943%, 2/25/34(4)	$ 399	$ 421
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.329%, 6/25/44(3)(4)	3,916	4,031
Motel Trust 2021-MTL6, B (1 month LIBOR + 1.200%, Cap N/A, Floor 1.200%) 144A 1.310%, 9/15/38(3)(4)	7,755	7,753
MSG III Securitization Trust 2021-1, D (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 1.392%, 6/25/54(3)(4)(6)	3,000	2,998
New Residential Mortgage Loan Trust
2018-4A, B1 (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.153%, 1/25/48(3)(4)	5,356	5,370
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	4,728	4,939
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	4,191	4,372
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	2,379	2,483
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	2,714	2,857
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	3,510	3,701
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	11,621	12,227
2018-2A, A1 144A 4.500%, 2/25/58(3)(4)	8,365	8,759
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	6,997	6,960
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	6,813	7,065
2014-2A, A3 144A 3.750%, 5/25/54(3)(4)	423	440
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(4)	3,948	4,124
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	5,393	5,630
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	9,910	10,428
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.152%, 5/25/55(3)(4)	13,845	13,782
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	12,933	12,727
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(3)(4)	7,500	7,392
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	1,649	1,680
2021-NQM2, A1 144A 1.101%, 5/25/61(3)(4)	7,514	7,450
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(4)	8,876	8,756
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	3,060	3,023
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.752%, 6/25/57(3)(4)	1,991	1,992
	Par Value	Value

Non-Agency—continued
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(3)(4)	$ 6,100	$ 6,077
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)(6)	7,890	7,901
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	14,562	14,520
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	3,339	3,315
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	8,120	8,070
2021-7, A1 144A 1.867%, 8/25/26(3)(4)	8,812	8,717
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	9,351	9,273
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	5,876	5,791
2021-RPL2, A1 144A 1.455%, 10/25/51(3)(4)(6)	5,717	5,685
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(3)(4)	12,784	12,538
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	12,600	12,487
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	10,929
2019-SFR2, A 144A 3.147%, 5/17/36(3)	16,366	16,461
2019-SFR3, B 144A 2.571%, 9/17/36(3)	10,340	10,333
2020-SFR2, E 144A 5.115%, 6/17/37(3)	6,890	7,153
2021-SFR2, D 144A 2.197%, 4/19/38(3)	11,495	11,243
2021-SFR6, C 144A 1.855%, 7/17/38(3)	3,770	3,688
2021-SFR5, D 144A 2.109%, 7/17/38(3)	2,500	2,431
2020-SFR3, A 144A 1.294%, 10/17/27(3)	3,651	3,580
2021-SFR1, C 144A 1.555%, 4/17/38(3)	1,430	1,376
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	2,543	2,542
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.252%, 2/25/55(3)(4)	11,350	11,302
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	5,552	5,608
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	11,375	11,282
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	876	847
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	2,559	2,578
2020-1, A1 144A 2.376%, 1/26/60(3)(4)	4,134	4,150

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	$ 19,655	$ 19,429
SBA Tower Trust 144A 1.631%, 11/15/26(3)	9,540	9,386
Sequoia Mortgage Trust 2013-8, B1 3.500%, 6/25/43(4)	2,047	2,073
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	2,933	2,928
2021-1, A1 144A 1.160%, 7/25/61(3)(4)	9,463	9,324
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	5,492	5,416
Spruce Hill Mortgage Loan Trust 2020-SH1, A1 144A 2.521%, 1/28/50(3)(4)	1,154	1,159
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(3)(4)	9,440	9,404
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(4)	4,187	4,200
2021-3, A2 144A 1.395%, 6/25/56(3)(4)	3,915	3,870
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	3,255	3,211
2020-2, A1 144A 2.718%, 4/25/60(3)(4)	3,647	3,670
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	4,613	4,614
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.701%, 10/25/34(4)	2,400	2,479
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	760	757
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	5,255	5,397
2016-4, B1 144A 3.820%, 7/25/56(3)(4)	8,095	8,531
2017-2, A2 144A 3.250%, 4/25/57(3)(4)	3,990	4,077
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	9,400	9,756
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	6,298	6,408
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	1,705	1,772
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	925	969
2020-1, M1 144A 3.500%, 1/25/60(3)(4)	4,820	4,941
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	14,281	14,204
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	8,448	8,537
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	12,970	13,344
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	1,352	1,354
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	3,665	3,805
	Par Value	Value

Non-Agency—continued
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(3)(4)	$ 3,204	$ 3,201
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	5,071
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	6,490	6,394
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	7,960	7,986
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.517%, 5/10/45(3)(4)	7,206	6,774
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(3)(4)	10,467	10,288
VCAT LLC
2021-NPL1, A1 144A 2.289%, 12/26/50(3)(4)	9,116	9,102
2021-NPL1, A2 144A 4.826%, 12/26/50(3)(4)	1,600	1,586
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	9,861	9,839
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	9,526	9,427
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	23,022	22,654
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(4)	18,840	18,590
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(3)(4)	8,811	9,030
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	5,082	5,055
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)(6)	13,830	13,830
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	12,986	12,901
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(3)(4)	6,221	6,187
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(3)(4)	12,891	12,802
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	6,493	6,525
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	6,070	6,133
2021-R3, A1 144A 1.020%, 4/25/64(3)(4)	9,634	9,602
2021-2, A1 144A 1.031%, 2/25/66(3)(4)	12,793	12,659
2021-3, A1 144A 1.046%, 6/25/66(3)(4)	13,257	13,103
2021-7, A1 144A 1.829%, 10/25/66(3)(4)	24,591	24,531
2020-1, A1 144A 2.417%, 1/25/60(3)(4)	3,528	3,537
2020-4, A1 144A 1.502%, 5/25/65(3)(4)	12,837	12,804
2021-1, A1 144A 0.815%, 1/25/66(3)(4)	2,327	2,304

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-R1, A1 144A 0.820%, 10/25/63(3)(4)	$ 8,473	$ 8,431
2021-R2, A1 144A 0.918%, 2/25/64(3)(4)	5,973	5,955
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	6,200	6,253
2019-2, A2 144A 2.924%, 11/25/54(3)(4)	3,653	3,684
2021-1R, A1 144A 1.280%, 5/25/56(3)	12,394	12,293
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	469	481
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,962
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 2.767%, 10/25/34(4)	188	187
2020-4, A1 144A 3.000%, 7/25/50(3)(4)	3,069	3,109
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(3)(6)	6,295	6,253
		1,690,673

Total Mortgage-Backed Securities (Identified Cost $1,738,313)		1,733,622

Asset-Backed Securities—24.8%
Automobiles—12.7%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(3)	7,835	7,768
2021-A, C 144A 3.790%, 4/15/27(3)	6,948	6,881
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(3)	783	785
2019-2, B 144A 3.630%, 8/21/23(3)	7,721	7,761
2020-A, A 144A 6.000%, 3/20/23(3)	3,064	3,100
2021-1, C 144A 2.080%, 12/20/24(3)	3,025	3,002
American Credit Acceptance Receivables Trust
2019-1, C 144A 3.500%, 4/14/25(3)	937	939
2019-2, C 144A 3.170%, 6/12/25(3)	3,302	3,315
2020-4, D 144A 1.770%, 12/14/26(3)	13,725	13,790
2021-1, C 144A 0.830%, 3/15/27(3)	11,335	11,285
2021-2, C 144A 0.970%, 7/13/27(3)	9,785	9,735
2021-3, C 144A 0.980%, 11/15/27(3)	2,385	2,358
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	$ 8,090	$ 8,277
2019-1, C 3.360%, 2/18/25	8,800	8,998
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(3)	10,380	10,344
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	3,180	3,236
2019-1, D 144A 4.030%, 7/15/26(3)	1,615	1,652
2021-1, D 144A 1.990%, 4/17/28(3)	3,200	3,170
2021-1, E 144A 3.390%, 4/17/28(3)	1,590	1,574
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(3)	2,260	2,289
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	7,205	7,131
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(3)	8,205	8,387
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(3)	8,025	8,216
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	9,980	10,086
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,836
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	11,500	11,370
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(3)	8,015	8,168
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(3)	3,320	3,329
2021-1A, C 144A 2.160%, 2/17/26(3)	3,100	3,092
2021-2A, B 144A 1.300%, 1/15/26(3)	3,030	3,024
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(3)	6,620	6,736
2019-2A, D 144A 3.280%, 1/15/25(3)	8,750	8,917
2019-3A, C 144A 2.710%, 10/15/24(3)	6,990	7,057
2019-3A, D 144A 3.040%, 4/15/25(3)	4,340	4,435
2020-N1A, D 144A 3.430%, 1/15/26(3)	11,730	12,016
2020-P1, C 1.320%, 11/9/26	2,250	2,219
2021-N1, C 1.300%, 1/10/28	8,500	8,485
2021-N2, C 1.070%, 3/10/28	6,055	6,008
2021-N3, D 1.580%, 6/12/28	12,685	12,534
2021-P3, B 1.420%, 8/10/27	4,660	4,577

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(3)	$ 7,910	$ 7,944
2020-1A, E 144A 4.430%, 2/12/27(3)	2,415	2,448
2021-1A, D 144A 2.110%, 4/12/27(3)	4,015	3,991
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(3)	1,087	1,100
2020-A, C 144A 2.540%, 12/15/25(3)	4,200	4,233
2020-C, C 144A 1.710%, 8/17/26(3)	3,995	4,016
2021-A, B 144A 0.610%, 2/18/25(3)	5,110	5,107
2021-A, C 144A 0.830%, 9/15/26(3)	6,500	6,454
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(3)	10,550	10,741
2020-1A, B 144A 2.390%, 4/16/29(3)	4,650	4,711
2020-3A, B 144A 1.770%, 12/17/29(3)	11,195	11,225
2021-2A, A 144A 0.960%, 2/15/30(3)	7,715	7,669
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(3)	3,723	3,715
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	9,206	9,354
2019-3, C 2.900%, 8/15/25	6,462	6,518
2019-4, C 2.510%, 11/17/25	5,010	5,039
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(3)	462	463
2019-2A, C 144A 3.180%, 2/18/25(3)	1,601	1,611
2019-4A, C 144A 2.730%, 7/15/25(3)	13,370	13,488
2021-1A, D 144A 1.160%, 11/16/26(3)	3,930	3,873
2021-1A, E 144A 2.380%, 1/18/28(3)	2,000	1,969
2021-2A, C 144A 1.100%, 2/16/27(3)	5,985	5,936
2021-2A, D 144A 1.500%, 2/16/27(3)	4,350	4,302
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(3)	2,430	2,462
2019-2A, E 144A 4.680%, 5/15/26(3)	16,905	17,635
2019-3A, C 144A 2.790%, 5/15/24(3)	2,523	2,537
2020-1A, D 144A 2.730%, 12/15/25(3)	8,775	8,954
	Par Value	Value

Automobiles—continued
2020-3A, E 144A 3.440%, 8/17/26(3)	$ 3,015	$ 3,099
2021-1A, C 0.740%, 1/15/26	9,100	9,074
2019-2A, C 144A 3.300%, 3/15/24(3)	2,139	2,147
2019-4A, C 144A 2.440%, 9/16/24(3)	3,770	3,789
2018-4A, D 144A 4.350%, 9/16/24(3)	11,206	11,450
2019-1A, D 144A 4.130%, 12/16/24(3)	14,249	14,537
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	4,125	4,143
First Investors Auto Owner Trust
2019-1A, C 144A 3.260%, 3/17/25(3)	4,690	4,744
2021-1A, C 144A 1.170%, 3/15/27(3)	3,000	2,966
2021-2A, C 144A 1.470%, 11/15/27(3)	6,395	6,307
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(3)	2,360	2,403
2020-1, C 144A 2.240%, 1/15/26(3)	13,865	14,004
2020-3, C 144A 1.730%, 9/15/26(3)	3,490	3,507
2020-4, C 144A 1.280%, 2/16/27(3)	5,284	5,274
2021-1, C 144A 0.910%, 3/15/27(3)	2,930	2,882
Foursight Capital Automobile Receivables Trust
2018-1, D 144A 4.190%, 11/15/23(3)	1,630	1,632
2018-2, D 144A 4.330%, 7/15/24(3)	4,650	4,723
2021-2, C 144A 1.570%, 7/15/27(3)	2,110	2,076
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	5,381	5,412
2019-3A, B 144A 2.720%, 6/17/24(3)	2,457	2,472
2019-3A, D 144A 3.840%, 5/15/26(3)	3,000	3,065
2019-4A, B 144A 2.780%, 9/16/24(3)	9,835	9,912
2019-4A, C 144A 3.060%, 8/15/25(3)	14,775	15,052
2019-4A, D 144A 4.090%, 8/17/26(3)	3,500	3,591
2020-2A, B 144A 3.160%, 6/16/25(3)	2,560	2,615
2020-3A, D 144A 2.270%, 5/15/26(3)	11,735	11,857
2020-3A, E 144A 4.310%, 7/15/27(3)	18,060	18,618
2020-4A, C 144A 1.140%, 11/17/25(3)	6,955	6,953
2021-3A, C 144A 1.110%, 9/15/26(3)	4,590	4,529

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2018-1A, B 144A 3.520%, 8/15/23(3)	$ 1,316	$ 1,318
2018-3A, C 144A 4.180%, 7/15/24(3)	4,531	4,601
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	20,130	19,828
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(3)	3,955	3,916
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	2,549	2,543
OneMain Direct Auto Receivables Trust
2018-1A, C 144A 3.850%, 10/14/25(3)	11,840	11,865
2021-1A, B 144A 1.260%, 7/14/28(3)	17,610	17,406
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)	6,000	5,964
Prestige Auto Receivables Trust
2018-1A, D 144A 4.140%, 10/15/24(3)	3,785	3,845
2019-1A, D 144A 3.010%, 8/15/25(3)	7,060	7,158
2020-1A, C 144A 1.310%, 11/16/26(3)	10,295	10,297
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	6,845	6,854
2021-3, C 0.950%, 9/15/27	13,700	13,568
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	9,585	9,673
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(3)	3,045	3,065
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(3)	10,470	10,538
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(3)	5,725	5,677
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	3,484	3,492
2019-1, E 144A 4.290%, 8/12/24(3)	4,605	4,623
2020-1, C 144A 2.150%, 2/10/25(3)	3,263	3,271
2021-1, C 144A 0.840%, 6/10/26(3)	6,280	6,252
2021-1, D 144A 1.140%, 6/10/26(3)	10,160	10,085
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(3)	362	362
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(3)	16,200	16,339
2020-1A, C 144A 5.940%, 8/15/24(3)	3,338	3,426
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(3)	4,235	4,195
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	17,745	17,820
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(3)	$ 661	$ 662
2018-3A, D 144A 4.000%, 10/16/23(3)	5,960	5,998
2020-2A, C 144A 2.010%, 7/15/25(3)	10,355	10,469
2020-3A, C 144A 1.240%, 11/17/25(3)	11,365	11,386
		824,706

Consumer Loans—0.6%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(3)	2,339	2,313
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(3)	4,923	4,906
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(3)	8,000	8,112
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(3)	907	910
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(3)	189	189
2021-1A, B 144A 1.000%, 6/16/31(3)	1,460	1,454
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(3)	9,015	8,995
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(3)	2,610	2,577
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	6,835	6,934
Upstart Securitization Trust 2020-3, A 144A 1.702%, 11/20/30(3)	2,760	2,768
		39,158

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	4,270	4,212
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	25,205	25,238
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(3)	10,425	10,457
2021-AA, A 144A 1.200%, 12/21/26(3)	9,020	8,899
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(3)	6,985	6,979
		55,785

Equipment—0.9%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(3)	2,122	2,162
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(3)	8,410	8,446
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(3)	4,575	4,564

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Equipment—continued
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(3)	$ 16,925	$ 16,828
GreatAmerica Leasing Receivables Funding LLC Series 2021-2, B 144A 1.310%, 9/15/27(3)	5,747	5,668
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(3)	5,620	5,655
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(3)	3,635	3,646
2020-1, A 144A 1.370%, 11/17/25(3)	6,955	6,975
Pawneee Equipment Receivables Series LLC 2021-1, C 144A 2.300%, 7/15/27(3)	5,635	5,584
		59,528

Other—9.5%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(3)	3,603	3,524
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(3)	1,830	1,808
2021-1A, C 144A 1.750%, 6/21/27(3)	4,945	4,881
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	3,103	3,163
2019-A, A 144A 3.140%, 7/16/40(3)	5,741	5,840
2019-A, C 144A 4.010%, 7/16/40(3)	22,210	22,725
2020-AA, B 144A 2.790%, 7/17/46(3)	2,160	2,194
2020-AA, D 144A 7.150%, 7/17/46(3)	7,435	7,717
2021-A, A 144A 1.540%, 7/17/46(3)	20,894	20,708
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	14,743	15,038
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	2,714	2,740
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(3)	3,900	3,906
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(3)	3,554	3,518
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(3)	7,720	7,666
2021-B, B 144A 1.670%, 10/17/34(3)	8,195	8,059
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	2,775	2,816
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	5,794	5,831
2020-1A, A 144A 2.981%, 11/15/35(3)	3,812	3,806
	Par Value	Value

Other—continued
2021-1A, A 144A 2.162%, 4/15/36(3)	$ 4,108	$ 4,034
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(3)	732	732
2015-A, A 144A 2.880%, 5/2/30(3)	986	991
2017-A, A 144A 2.950%, 10/4/32(3)	4,774	4,826
2020-A, B 144A 2.490%, 2/28/36(3)	4,952	4,969
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	3,570	3,553
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(3)	8,620	8,749
2021-1, C 144A 0.840%, 6/14/27(3)	1,415	1,388
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(3)	3,662	3,657
Conn’s Receivables Funding LLC
2020-A, B 144A 4.270%, 6/16/25(3)	3,058	3,072
2021-A, B 144A 2.870%, 5/15/26(3)	5,250	5,234
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, B 144A 2.830%, 10/15/26(3)	1,554	1,557
2020-P1, B 144A 2.920%, 3/15/28(3)	3,102	3,114
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	7,122	7,126
2020-1, B 144A 1.920%, 11/15/27(3)	1,525	1,519
2020-1, D 144A 7.210%, 2/15/28(3)	6,258	6,212
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	1,940	1,948
2018-1, B 144A 4.190%, 1/21/31(3)	1,726	1,766
2019-1A, B 144A 3.530%, 2/20/32(3)	3,007	3,053
2021-1A, A 144A 1.510%, 11/21/33(3)	2,564	2,539
2021-1A, B 144A 2.050%, 11/21/33(3)	1,149	1,144
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	11,870	11,769
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(3)	1,323	1,334
2019-1A, A 144A 3.860%, 11/15/34(3)	2,442	2,504
2021-1A, A 144A 1.270%, 5/15/41(3)	16,117	15,860
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(3)	2,481	2,486
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(3)	5,089	5,044

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(3)	$ 12,648	$ 12,616
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	593	597
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.202%, 1/20/33(3)(4)	18,315	18,280
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	19,627	20,544
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(3)	1,492	1,512
2018-AA, A 144A 3.540%, 2/25/32(3)	2,852	2,935
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	2,633	2,680
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(3)	5,405	5,417
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	19,161	20,115
Lendingpoint Asset Securitization Trust 2021-A, A 144A 1.000%, 12/15/28(3)	8,081	8,060
Lendmark Funding Trust
2019-1A, A 144A 3.000%, 12/20/27(3)	8,835	8,920
2021-1A, A 144A 1.900%, 11/20/31(3)	7,815	7,729
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(3)	5,087	5,060
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(3)	16,509	16,342
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(3)	7,255	7,341
2020-AA, A 144A 2.190%, 8/21/34(3)	1,954	1,967
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(3)	1,980	1,950
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	886	891
2019-1A, A 144A 2.890%, 11/20/36(3)	3,060	3,102
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	5,553	5,458
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	8,269	8,225
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	9,145	9,244
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	1,956	1,957
OASIS LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	990	994
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(3)	2,777	2,778
2021-2A, A 144A 2.143%, 10/15/33(3)	6,300	6,288
	Par Value	Value

Other—continued
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(3)	$ 1,476	$ 1,483
2019-1A, B 144A 3.770%, 7/22/24(3)	5,000	5,074
2019-1A, C 144A 4.740%, 6/20/25(3)	17,822	18,307
2020-1A, A 144A 1.710%, 2/20/25(3)	7,860	7,884
2021-1A, A 144A 0.930%, 3/22/27(3)	8,073	8,033
2021-1A, B 144A 1.530%, 4/20/27(3)	3,700	3,642
2021-2A, A 144A 1.210%, 9/20/28(3)	1,643	1,634
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	6,204	6,208
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	7,620	7,602
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	6,210	6,171
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(3)	770	770
2018-A, A 144A 3.100%, 11/8/30(3)	1,592	1,622
2019-A, B 144A 3.360%, 4/9/38(3)	5,816	5,909
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.032%, 4/20/29(3)(4)	2,660	2,655
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	13,840	14,139
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(3)	12,425	12,364
2021-A, B 144A 1.920%, 10/15/25(3)	5,465	5,429
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(3)	1,179	1,179
2018-2A, A 144A 3.500%, 6/20/35(3)	1,507	1,541
2019-1A, B 144A 3.420%, 1/20/36(3)	1,417	1,450
2019-2A, B 144A 2.820%, 5/20/36(3)	4,873	4,917
2020-2A, B 144A 2.320%, 7/20/37(3)	3,772	3,782
Small Business Lending Trust 2020-A, A 144A 2.620%, 12/15/26(3)	256	256
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	15,594	16,007
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(3)	9,244	9,143
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(3)	5,269	5,285
2021-ST8, A 144A 1.750%, 10/20/29(3)	6,197	6,143

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Upstart Securitization Trust
2019-2, B 144A 3.734%, 9/20/29(3)	$ 3,223	$ 3,240
2021-1, A 144A 0.870%, 3/20/31(3)	767	765
2021-2, B 144A 1.750%, 6/20/31(3)	7,140	7,081
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	1,113	1,112
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(3)	6,118	6,222
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(3)	1,353	1,357
2020-1A, A 144A 2.713%, 3/20/34(3)	2,508	2,540
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	16,554	16,803
		614,871

Residential Mortgage-Backed Securities—0.0%
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(3)(4)	1,171	1,184
Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(3)	5,054	5,126
2020-1, A 144A 1.690%, 10/25/51(3)	3,290	3,216
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	1,154	1,165
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(3)	3,618	3,573
		13,080

Total Asset-Backed Securities (Identified Cost $1,603,842)		1,608,312

Corporate Bonds and Notes—25.1%
Communication Services—2.2%
Altice France S.A.
144A 5.125%, 7/15/29(3)	5,660	5,521
144A 5.500%, 10/15/29(3)	4,600	4,531
AT&T, Inc. (3 month LIBOR + 0.890%) 1.046%, 2/15/23(4)	8,918	8,971
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	185	198
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(3)	3,265	3,379
CommScope, Inc.
144A 7.125%, 7/1/28(3)	3,150	3,095
144A 4.750%, 9/1/29(3)	7,815	7,767
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	4,400	4,664
Directv Financing LLC 144A 5.875%, 8/15/27(3)	4,225	4,325
	Par Value	Value

Communication Services—continued
iHeartCommunications, Inc. 8.375%, 5/1/27	$ 213	$ 224
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(3)	5,835	5,952
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	9,355	9,612
Northwest Fiber LLC 144A 4.750%, 4/30/27(3)	6,335	6,272
Radiate Holdco LLC 144A 6.500%, 9/15/28(3)	4,645	4,666
ROBLOX Corp. 144A 3.875%, 5/1/30(3)	1,910	1,937
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	6,670	6,979
Telesat Canada 144A 6.500%, 10/15/27(3)	2,480	1,924
T-Mobile USA, Inc.
1.500%, 2/15/26	6,072	5,998
2.050%, 2/15/28	5,892	5,848
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	5,505	5,808
Twitter, Inc. 144A 3.875%, 12/15/27(3)	11,240	11,714
Univision Communications, Inc. 144A 6.625%, 6/1/27(3)	5,330	5,743
Verizon Communications, Inc.
2.100%, 3/22/28	8,062	8,077
(3 month LIBOR + 1.100%) 1.256%, 5/15/25(4)	16,061	16,370
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(3)	2,903	2,961
		142,536

Consumer Discretionary—1.5%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	4,755	4,648
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,965	3,080
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(3)	3,465	3,637
Carnival Corp. 144A 7.625%, 3/1/26(3)	9,910	10,388
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	2,870	2,856
Gap, Inc. (The) 144A 3.625%, 10/1/29(3)	5,035	4,980
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	4,780	4,900
Hyatt Hotels Corp. 1.800%, 10/1/24	13,558	13,570
International Game Technology plc
144A 4.125%, 4/15/26(3)	1,000	1,030
144A 5.250%, 1/15/29(3)	840	890
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	6,195	6,226
M/I Homes, Inc. 4.950%, 2/1/28	5,890	6,126
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	6,323
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	7,198

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
144A 4.625%, 6/15/25(3)	$ 1,305	$ 1,391
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(3)	745	745
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	3,385	3,580
144A 4.250%, 7/1/26(3)	340	329
144A 5.500%, 4/1/28(3)	295	298
Scientific Games International, Inc.
144A 5.000%, 10/15/25(3)	7,150	7,361
144A 8.250%, 3/15/26(3)	5,935	6,247
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	2,885	2,972
		98,775

Consumer Staples—0.8%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(3)	15,065	15,347
BAT Capital Corp.
4.700%, 4/2/27	11,000	12,100
2.259%, 3/25/28	5,870	5,720
HLF Financing S.a.r.l LLC 144A 4.875%, 6/1/29(3)	2,980	2,924
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	6,360	6,376
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	6,175	6,009
		48,476

Energy—3.8%
Aker BP ASA 144A 2.875%, 1/15/26(3)	9,060	9,391
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	5,910	6,197
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	5,720	5,963
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	13,703
BP Capital Markets plc 4.875% (7)	8,705	9,401
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,262
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(3)	9,555	10,057
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	8,530	8,778
CrownRock LP
144A 5.625%, 10/15/25(3)	5,855	5,987
144A 5.000%, 5/1/29(3)	6,640	6,889
Energy Transfer LP 4.200%, 4/15/27	16,025	17,388
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	5,385	5,856
144A 6.500%, 7/1/27(3)	2,620	2,934
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(3)	4,285	4,657
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	3,400	3,753
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	9,880	10,557
	Par Value	Value

Energy—continued
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(3)	$ 9,925	$ 9,856
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(3)	6,145	6,156
NGPL PipeCo LLC 144A 4.875%, 8/15/27(3)	7,945	8,840
Occidental Petroleum Corp.
5.875%, 9/1/25	6,480	7,144
5.500%, 12/1/25	3,620	4,016
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	6,940	7,214
Petrobras Global Finance B.V. 7.375%, 1/17/27	1,645	1,915
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	370
Petroleos Mexicanos
4.625%, 9/21/23	21,615	22,156
6.500%, 3/13/27	24,105	25,716
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(3)	175	180
Southwestern Energy Co. 5.375%, 2/1/29	4,740	5,013
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,796
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	2,650	2,511
Transocean, Inc. 144A 11.500%, 1/30/27(3)	655	642
USA Compression Partners LP 6.875%, 4/1/26	6,910	7,186
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	7,160	7,429
		247,913

Financials—6.9%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	6,342
3.000%, 10/29/28	695	705
Athene Global Funding 144A 2.450%, 8/20/27(3)	14,530	14,808
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	15,538
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)	6,162	6,304
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	3,800	3,699
Banco Mercantil del Norte S.A. 144A 5.875% (3)(5)(7)	15,795	15,736
Banco Santander Chile 144A 2.700%, 1/10/25(3)	5,550	5,668
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(3)	9,510	10,378
Bank of America Corp.
1.734%, 7/22/27	19,345	19,204
(3 month LIBOR + 0.770%) 0.910%, 2/5/26(4)	11,312	11,477
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(3)	10,180	9,925
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,410

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	$ 755	$ 802
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,782
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,722
Series H 4.000%(7)	8,541	8,626
Citadel LP 144A 4.875%, 1/15/27(3)	6,370	6,788
Citigroup, Inc. 3.200%, 10/21/26	24,642	26,113
Coinbase Global, Inc. 144A 3.375%, 10/1/28(3)	7,450	6,956
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	4,289	4,292
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	2,338	2,315
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	15,930	16,226
F&G Global Funding 144A 1.750%, 6/30/26(3)	13,125	13,043
Fund of National Welfare Samruk-Kazyna JSC 144A 2.000%, 10/28/26(3)	5,575	5,489
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	26,517
3.850%, 1/26/27	21,430	23,032
Icahn Enterprises LP
4.750%, 9/15/24	12,395	12,860
6.250%, 5/15/26	10,030	10,444
JPMorgan Chase & Co. 1.578%, 4/22/27	19,090	18,865
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	13,000	13,085
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	9,755	9,731
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.172%, 4/20/67(4)	12,860	11,027
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,223
Navient Corp.
5.875%, 10/25/24	8,642	9,215
5.500%, 3/15/29	595	593
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,545
7.125%, 3/15/26	2,695	3,072
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	14,332
Santander Holdings USA, Inc. 3.244%, 10/5/26	13,830	14,435
Spirit Realty LP
4.450%, 9/15/26	6,686	7,355
2.100%, 3/15/28	5,295	5,154
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	6,360	6,572
	Par Value	Value

Financials—continued
Wells Fargo & Co. 4.100%, 6/3/26	$ 14,875	$ 16,213
		449,618

Health Care—1.9%
180 Medical, Inc. 144A 3.875%, 10/15/29(3)	200	203
Avantor Funding, Inc. 144A 3.875%, 11/1/29(3)	2,015	2,037
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(3)	6,675	7,009
Baxter International, Inc.
144A 1.915%, 2/1/27(3)	9,742	9,778
144A 2.272%, 12/1/28(3)	9,739	9,810
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	8,250	8,353
Community Health Systems, Inc.
144A 6.625%, 2/15/25(3)	2,910	3,012
144A 6.125%, 4/1/30(3)	1,280	1,266
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(3)	5,270	5,494
144A 4.375%, 2/15/27(3)	6,170	6,216
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(3)	2,595	2,586
Option Care Health, Inc. 144A 4.375%, 10/31/29(3)	65	65
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	975	1,034
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,691
1.750%, 9/2/27	11,909	11,700
Tenet Healthcare Corp.
4.625%, 7/15/24	1,792	1,814
144A 4.875%, 1/1/26(3)	8,215	8,438
144A 5.125%, 11/1/27(3)	2,750	2,863
144A 7.500%, 4/1/25(3)	915	963
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	838
3.150%, 10/1/26	6,295	5,917
4.750%, 5/9/27	1,270	1,258
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	16,145	15,847
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,945
Viatris, Inc.
2.300%, 6/22/27	9,355	9,410
144A 2.300%, 6/22/27(3)	—	—
		120,547

Industrials—1.4%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(3)	12,079	13,197
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	7,985	8,378
American Airlines, Inc.
144A 5.500%, 4/20/26(3)	1,205	1,253
144A 5.750%, 4/20/29(3)	590	630
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	7,056	7,021

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Boeing Co. (The) 4.875%, 5/1/25	$ 4,191	$ 4,585
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	4,000	3,984
GFL Environmental, Inc. 144A 4.000%, 8/1/28(3)	7,235	7,090
Hertz Corp. (The) 144A 4.625%, 12/1/26(3)	425	428
Huntington Ingalls Industries, Inc. 144A 2.043%, 8/16/28(3)	16,510	16,163
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	11,835	12,264
United Airlines, Inc.
144A 4.375%, 4/15/26(3)	515	537
144A 4.625%, 4/15/29(3)	515	531
Vertiv Group Corp. 144A 4.125%, 11/15/28(3)	12,205	12,327
		88,388

Information Technology—2.0%
Block, Inc. 144A 2.750%, 6/1/26(3)	8,735	8,745
CDW LLC
2.670%, 12/1/26	6,466	6,625
3.276%, 12/1/28	6,466	6,625
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	1,435	1,493
144A 6.500%, 10/15/28(3)	2,155	2,252
Dell International LLC 4.900%, 10/1/26	6,420	7,231
Flex Ltd. 3.750%, 2/1/26	11,130	11,887
ION Trading Technologies S.a.r.l 144A 5.750%, 5/15/28(3)	1,120	1,154
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(3)	6,681	6,505
144A 2.700%, 10/15/28(3)	6,580	6,368
Leidos, Inc. 3.625%, 5/15/25	10,350	10,991
NCR Corp. 144A 5.125%, 4/15/29(3)	5,400	5,590
Open Text Corp. 144A 3.875%, 2/15/28(3)	10,905	11,115
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	12,305	12,036
TD SYNNEX Corp.
144A 1.750%, 8/9/26(3)	6,514	6,348
144A 2.375%, 8/9/28(3)	6,510	6,319
TSMC Arizona Corp. 1.750%, 10/25/26	12,860	12,866
Xerox Holdings Corp. 144A 5.000%, 8/15/25(3)	7,600	8,056
		132,206

Materials—2.0%
Anglo American Capital plc 144A 2.250%, 3/17/28(3)	12,820	12,590
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(3)	12,065	12,140
	Par Value	Value

Materials—continued
Avient Corp. 144A 5.750%, 5/15/25(3)	$ 11,748	$ 12,247
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,309
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	7,105	7,434
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	2,585	2,737
Glatfelter Corp. 144A 4.750%, 11/15/29(3)	3,870	3,991
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	14,745	14,593
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(3)	7,666	7,497
144A 1.832%, 10/15/27(3)	8,106	7,958
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	3,110	3,118
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	7,820	8,196
OCP S.A. 144A 5.625%, 4/25/24(3)	3,985	4,263
OCP SA RegS 5.625%, 4/25/24(2)	2,800	2,995
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	11,513	11,232
Suzano Austria GmbH 2.500%, 9/15/28	6,420	6,195
		127,495

Real Estate—1.2%
GLP Capital LP
5.250%, 6/1/25	13,175	14,430
5.750%, 6/1/28	1,863	2,151
5.300%, 1/15/29	2,731	3,100
iStar, Inc. 4.250%, 8/1/25	9,325	9,535
Office Properties Income Trust
4.000%, 7/15/22	7,345	7,442
2.650%, 6/15/26	5,087	5,047
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	11,492
Service Properties Trust
4.500%, 6/15/23	10,780	10,775
4.350%, 10/1/24	9,585	9,393
Uniti Group LP 144A 7.875%, 2/15/25(3)	5,455	5,694
		79,059

Utilities—1.4%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	15,667
DPL, Inc. 4.125%, 7/1/25	1,591	1,663
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	11,970	12,359
Ferrellgas LP 144A 5.375%, 4/1/26(3)	3,050	2,943
NRG Energy, Inc. 144A 3.750%, 6/15/24(3)	14,667	15,302

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Puget Energy, Inc. 2.379%, 6/15/28	$ 9,794	$ 9,640
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,578
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	19,059
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(3)(6)	5,925	—
		90,211

Total Corporate Bonds and Notes (Identified Cost $1,602,278)		1,625,224

Leveraged Loans—14.6%
Aerospace—1.1%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	1,722	1,714
American Airlines, Inc. Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	10,340	10,696
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.000%, 6/7/28(4)	11,189	11,161
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(4)	12,290	12,981
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	7,800	7,767
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	8,790	9,257
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	10,971	10,812
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(4)	6,480	6,386
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	1,955	1,958
		72,732

Chemicals—0.7%
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(4)	13,414	13,332
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(4)	8,015	7,986
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(4)	11,661	11,610
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.590%, 5/3/28(4)	10,258	10,180
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.250%, 9/22/28(4)	2,275	2,277
		45,385

Consumer Durables—0.2%
Madison Safety & Flow LLC (3 month LIBOR + 3.750%) 0.000%, 12/14/28(4)(8)	1,570	1,568
	Par Value	Value

Consumer Durables—continued
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(4)	$ 5,543	$ 5,529
Restoration Hardware, Inc. Tranche B (3 month LIBOR + 2.500%) 3.000%, 10/20/28(4)	7,152	7,131
		14,228

Consumer Non-Durables—0.3%
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	12,930	12,870
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26(4)	7,890	7,641
		20,511

Energy—0.2%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 2.500%, 6/26/28(4)	3,602	3,607
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(4)	715	707
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	8,485	8,423
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(1)(4)(6)	66	—
		12,737

Financial—0.8%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.125%) 3.229%, 11/3/23(4)	3,700	3,689
Tranche B-8 (1 month LIBOR + 3.250%) 3.354%, 12/23/26(4)	5,943	5,899
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	3,886	3,858
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.750%, 12/1/27(4)	17,191	17,202
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/15/25(4)	7,433	7,377
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	16,196	16,082
		54,107

Food / Tobacco—1.1%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.851%, 3/11/25(4)	1,909	1,883
Tranche B-4 (1 month LIBOR + 1.750%) 1.851%, 1/15/27(4)	3,254	3,204
Tranche B-5 (1 month LIBOR + 2.500%) 2.601%, 4/6/28(4)	4,656	4,627

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(4)	$ 6,678	$ 6,676
CHG PPC Parent LLC (1 month LIBOR + 3.000%) 3.500%, 12/8/28(4)	3,735	3,716
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(4)	3,269	3,273
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27(4)	12,042	11,871
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(4)	11,225	11,182
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.102%, 5/1/26(4)	9,304	9,279
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	6,406	6,381
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	9,447	9,336
		71,428

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (2 month LIBOR + 1.750%) 1.864%, 7/1/26(4)	8,651	8,589
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(4)	8,269	8,150
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	2,602	2,539
TricorBraun, Inc. (3 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	7,431	7,371
		26,649

Gaming / Leisure—1.6%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(4)	1,575	1,580
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(4)	16,917	16,812
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	6,075	6,014
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	1,580	1,564
Golden Nugget, Inc. First Lien (1 month LIBOR + 2.500%) 3.250%, 10/4/23(4)	6,482	6,436
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	2,723	2,725
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.852%, 6/22/26(4)	12,796	12,680
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	9,477	9,212
	Par Value	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(4)	$ 7,424	$ 7,384
Pug LLC Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	2,786	2,768
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(4)	2,550	2,555
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	4,156	4,139
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.382% - 2.474%, 7/21/26(4)	13,623	13,565
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(4)	3,134	3,105
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	11,291	11,228
		101,767

Health Care—1.1%
Agiliti Health, Inc.
(3 month LIBOR + 2.750%) 2.875%, 1/4/26(4)	5,012	4,974
(3 month LIBOR + 2.750%) 3.500%, 1/4/26(4)	2,045	2,035
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.854%, 11/27/25(4)	1,396	1,387
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(4)	4,291	4,268
Change Healthcare Holdings LLC (3 month LIBOR + 2.500%) 3.500%, 3/1/24(4)	7,650	7,641
Elanco Animal Health, Inc. (3 month LIBOR + 1.750%) 1.849%, 8/1/27(4)	8,480	8,361
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 2.250%, 3/15/28(4)	9,399	9,359
ICU Medical, Inc. Tranche B (3 month SOFR + 2.500%) 0.000%, 12/14/28(4)(8)	1,635	1,636
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.974%, 6/11/25(4)	7,057	7,026
Medline Borrower LP 2021 (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	4,820	4,818
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 3.604%, 3/5/26(4)	7,188	7,150
Phoenix Newco, Inc. First Lien (3 month LIBOR + 4.000%) 4.000%, 11/15/28(4)	2,150	2,149
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25(4)	6,265	6,218

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	$ 2,650	$ 2,638
		69,660

Housing—0.9%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(4)	9,407	9,407
Chariot Buyer LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 11/3/28(4)	3,230	3,226
CPG International LLC Tranche B (3 month LIBOR + 2.500%) 3.250%, 5/6/24(4)	9,938	9,929
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(8)	11,885	11,852
SRS Distribution, Inc. 2021 (3 month LIBOR + 3.750%) 4.250%, 6/2/28(4)	3,382	3,371
Standard Industries, Inc. Tranche B-2 (3 month LIBOR + 2.500%) 3.000%, 9/22/28(4)	9,902	9,906
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.104%, 11/21/24(4)	9,490	9,483
		57,174

Information Technology—0.9%
Applied Systems, Inc. First Lien (1 month LIBOR + 3.000%) 3.500%, 9/19/24(4)	14,514	14,500
BMC Software 2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(4)	6,321	6,277
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	11,136	11,119
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	8,940	8,907
UKG, Inc.
2021, Second Lien (1 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	355	356
2021-2, First Lien (3 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	13,999	13,916
		55,075

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	9,450	9,445
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	7,766	7,767
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	9,726	9,703
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	12,375	12,341
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(4)	$ 7,897	$ 7,813
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 4.250%, 12/16/27(4)	6,192	6,182
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.104%, 10/1/25(4)	5,936	5,840
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.354%, 3/28/25(4)	6,266	6,154
		65,245

Media / Telecom - Broadcasting—0.3%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.500%) 2.599%, 9/18/26(4)	10,956	10,925
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24(4)	6,625	6,619
		17,544

Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.850%, 2/1/27(4)	9,260	9,167
CSC Holdings LLC
2017 (3 month LIBOR + 2.250%) 2.360%, 7/17/25(4)	4,333	4,262
2018 (3 month LIBOR + 2.250%) 2.360%, 1/15/26(4)	7,128	7,025
2019 (3 month LIBOR + 2.500%) 2.610%, 4/15/27(4)	3,897	3,843
Virgin Media Bristol LLC Tranche Q (1 month LIBOR + 3.250%) 3.360%, 1/31/29(4)	9,320	9,310
		33,607

Media / Telecom - Diversified Media—0.2%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.629%, 8/21/26(4)	6,325	6,232
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(4)	9,675	9,663
		15,895

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(4)	9,350	9,236
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(4)	1,210	1,208
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	3,784	3,775

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(4)	$ 9,084	$ 8,959
		23,178

Retail—0.3%
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	8,979	8,952
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	6,746	6,680
PetsMart LLC Tranche B-9 (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	6,025	6,029
		21,661

Service—2.0%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	8,573	8,533
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	2,628	2,617
APi Group DE, Inc. 2021 (3 month LIBOR + 2.750%) 0.000%, 12/18/28(4)(8)	1,515	1,513
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 1.854%, 9/7/27(4)	9,726	9,680
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(4)	11,217	11,165
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25(4)	8,282	8,300
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	5,314	5,315
Tranche C (1 month LIBOR + 3.750%) 4.250%, 6/30/28(4)	1,007	1,007
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	6,188	6,181
NAB Holdings LLC Tranche B-2 (3 month LIBOR + 3.000%) 3.500%, 11/23/28(4)	5,475	5,441
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	7,999	7,996
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(4)	12,286	12,233
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	14,210	14,150
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.854%, 9/3/26(4)	12,841	12,820
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(8)	5,327	5,300
Trans Union LLC
2021, Tranche B-6 (3 month LIBOR + 2.250%) 0.000%, 12/1/28(4)(8)	2,400	2,392
	Par Value	Value

Service—continued
Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 11/16/26(4)	$ 7,765	$ 7,687
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(4)	4,997	4,966
		127,296

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26(4)	5,874	5,834
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.250%) 4.250%, 10/28/27(4)	1,803	1,799
		7,633

Utility—0.5%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(4)	4,105	4,088
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	13,871	13,754
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.854% - 1.859%, 12/31/25(4)	16,693	16,555
		34,397

Total Leveraged Loans (Identified Cost $948,209)		947,909

	Shares
Preferred Stocks—0.3%
Financials—0.1%
JPMorgan Chase & Co. (3 month LIBOR + 3.800%), Series Z, 3.932%(4)	3,985(9)	3,985
JPMorgan Chase & Co. Series HH, 4.600%	4,159(9)	4,268
		8,253

Industrials—0.2%
General Electric Co. (3 month LIBOR + 3.330%), Series D, 3.533%(4)	9,580(9)	9,484
Total Preferred Stocks (Identified Cost $17,378)		17,737

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(10)	148,014	1,205
Total Common Stocks (Identified Cost $2,594)		1,205

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—0.2%
VanEck High Yield Muni ETF(5)(11)	253,547	$ 15,829
Total Exchange-Traded Fund (Identified Cost $15,885)		15,829

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(10)	98,789	130
Total Rights (Identified Cost $84)		130

Total Long-Term Investments—98.9% (Identified Cost $6,421,728)		6,417,404

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	71,483,153	71,483
Total Short-Term Investment (Identified Cost $71,483)		71,483

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	23,752,610	23,753
Total Securities Lending Collateral (Identified Cost $23,753)		23,753

TOTAL INVESTMENTS—100.4% (Identified Cost $6,516,964)		$6,512,640
Other assets and liabilities, net—(0.4)%		(23,595)
NET ASSETS—100.0%		$6,489,045

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
WaMu	Washington Mutual
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $4,237,219 or 65.3% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Mexico	1
Canada	1
Indonesia	1
Netherlands	1
United Kingdom	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of December 31, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,608,312	$—	$1,608,312	$—
Corporate Bonds and Notes	1,625,224	—	1,625,224	—(1)
Foreign Government Securities	259,337	—	259,337	—
Leveraged Loans	947,909	—	947,909	—(1)
Mortgage-Backed Securities	1,733,622	—	1,685,097	48,525
Municipal Bond	4,565	—	4,565	—
U.S. Government Securities	203,534	—	203,534	—
Equity Securities:
Preferred Stocks	17,737	—	17,737	—
Common Stocks	1,205	1,205	—	—
Rights	130	—	—	130
Securities Lending Collateral	23,753	23,753	—	—
Exchange-Traded Fund	15,829	15,829	—	—
Money Market Mutual Fund	71,483	71,483	—	—
Total Investments	$6,512,640	$112,270	$6,351,715	$48,655

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $6,045 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $9,252 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Right
Investments in Securities
Balance as of September 30, 2021:	$ 7,516	$ 5,994	$ —(a)	$ —(a)	$ 1,391	$ 131
Accrued discount/(premium)	(1)	(1)	—	—	—(b)	—
Realized gain (loss)	—(b)	—	—	—	—(b)	—
Change in unrealized appreciation (depreciation)(c)	(81)	(29)	—	—	(51)	(1)
Purchases	39,812	—	—	—	39,812	—
Sales(d)	(1,798)	—	—	—	(1,798)	—
Transfers into Level 3(e)	9,252	—	—	—	9,252	—
Transfers from Level 3(e)	(6,045)	(5,964)	—	—	(81)	—
Balance as of December 31, 2021	$ 48,655	$ —	$ —(a)	$ —(a)	$ 48,525	$ 130
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2021, was $(51).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of December 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.